BETTER 10Q - CUSTOMER DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2023
Deposits [Abstract]
Schedule of Average Balances and Weighted Average Rates Paid on Deposits	The following table presents average balances and weighted average rates paid on deposits the periods indicated:Six Months Ended June 30, 2023Six Months Ended June 30, 2022(Amounts in thousands)Average BalanceAverage Rate PaidAverage BalanceAverage Rate PaidNotice$3,618 2.32%$— — %Term1,906 1.20%— — %Savings6,244 1.76%— — %Total Deposits$11,768 1.76%$— — %
Schedule of Maturities of Deposits	The following table presents maturities of deposits:(Amounts in thousands)As of June 30, 2023Maturing In:2023$4,415 20241,037 2025213 Total$5,665
Schedule of Interest Expense on Deposits	Interest Expense on deposits is recorded in warehouse interest expense in the condensed consolidated statements of operations and comprehensive loss for the periods indicated as follows:Six Months EndedJune 30,(Amounts in thousands)20232022Notice$20 $— Term6 — Savings29 — Total Interest Expense$55 —